Organization and Nature of Operations (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Sep. 27, 2023	Jun. 05, 2023	Jan. 05, 2022
Organization and Nature of Operations (Details) [Line Items]
Paid in capital	$ 27,170	¥ 189.6
Ningde Shengfeng.[Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage					51.00%
Fujian Fengche Logistics Co., Ltd.(e) [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage				100.00%
Tianyu [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage			51.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage			49.00%
Ningde Shengfeng Logistics Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage					49.00%